TAXATION - Components of Deferred tax (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets, non-current
Accrued expenses	¥ 302,615	$ 46,378	¥ 295,818
Customer advances and deposits	28,177	4,318	34,571
Allowance for credit losses and inventory provision	73,186	11,216	28,165
Depreciation and amortization expense	53,606	8,215	101,565
Net operating losses carrying forward	722,348	110,705	452,014
Lease liabilities	1,006,909	154,316	1,091,096
Total deferred tax assets	2,186,841	335,148	2,003,229
Valuation allowance	(1,179,009)	(180,691)	(903,353)
Total deferred tax assets net of valuation allowance	1,007,832	154,457	1,099,876
Deferred tax liabilities
Fair value changes of equity investments	(18,900)	(2,897)	(19,696)
Accrued revenue recognition difference	(23,088)	(3,538)	(27,926)
Operating lease right-of-use assets	(965,844)	(148,022)	(1,052,254)
Long-lived assets arising from acquisitions			(828)
Total deferred tax liabilities	(1,007,832)	(154,457)	(1,100,704)
Net tax operating losses	3,410,610	522,699	¥ 2,122,341
Undistributed earnings from PRC subsidiaries as well as VIEs	¥ 89,605	$ 8,961